Supplemental Balance Sheet Information	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Supplemental Balance Sheet Information
Supplemental Balance Sheet Information

(3) Supplemental Balance Sheet Information

Components of selected captions in the condensed consolidated balance sheets consisted of the following:

Inventory:

	September 30,	December 31,
	2022	2021
Raw materials	$1,109	$829
Sub-assemblies	927	682
Finished goods	2,135	1,492
Total inventory	$4,171	$3,003

Prepaid expenses and other current assets:

	September 30,	December 31,
	2022	2021
Prepaid insurance	$721	$736
Prepaid advertising and marketing	48	698
Other current assets	157	188
Total prepaid expenses and other current assets	$926	$1,622

Accrued and other liabilities:

	September 30,	December 31,
	2022	2021
Payroll and benefits	$2,535	$1,527
Accrued legal settlements	1,000	—
Customer deposits	644	549
Taxes	120	307
Accrued insurance premium	115	301
Accrued professional	168	300
Other liabilities	266	185
Total accrued and other liabilities	$4,848	$3,169

(4)	Supplemental Balance Sheet Information

Inventory

	December 31,	December 31,
	2021	2020
Raw materials	$829	$174
Sub-assemblies	682	733
Finished goods	1,492	1,337
Total inventory	$3,003	$2,244

At December 31, 2021, $0.6 million of raw materials relates to inventory acquired from Obalon, in connection with the merger.

Prepaid expenses and other current assets:

	December 31,	December 31,
	2021	2020
Prepaid insurance	$736	$619
Prepaid advertising and marketing	698	—
Prepaid contract research organization expenses	—	295
Other current assets	188	159
Total prepaid expenses and other current assets	$1,622	$1,073

Accrued and other liabilities:

	December 31,	December 31,
	2021	2020
Payroll and benefits	$1,527	$1,735
Customer deposits	549	398
Taxes	307	265
Accrued insurance premium	301	272
Accrued professional	300	446
Other liabilities	185	514
Total accrued and other liabilities	$3,169	$3,630